Earnings Per Share	12 Months Ended
Dec. 31, 2017
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Earnings Per Share
26.	EARNINGS PER SHARE

The earnings and weighted average number of ordinary shares outstanding in the computation of earnings per share were as follows:

Net profit for the year

	For the Year Ended December 31
	2015	2016 (Retrospectively Adjusted)	2017
	NT$	NT$	NT$	US$ (Note 4)

Profit for the year attributable to owners of the Company	$19,732,148	$21,324,423	$22,819,119	$769,876
Effect of potentially dilutive ordinary shares:
Employee share options issued by subsidiaries	-	(374,359)	(813,627)	(27,450)
Investments in associates	(210,126)	(494,388)	(367,687)	(12,405)
Convertible bonds	901,187	(1,165,506)	93,781	3,164

Earnings used in the computation of diluted earnings per share	$20,423,209	$19,290,170	$21,731,586	$733,185

Weighted average number of ordinary shares outstanding (in thousand shares):

	For the Year Ended December 31
	2015	2016	2017

Weighted average number of ordinary shares in computation of basic earnings per share	7,652,773	7,662,870	8,160,887
Effect of potentially dilutive ordinary shares:
Convertible bonds	455,671	515,295	124,911
Employee share options	86,994	59,218	39,868
Employees’ compensation	54,626	46,746	43,574

Weighted average number of ordinary shares in computation of diluted earnings per share	8,250,064	8,284,129	8,369,240

For purposes of the ADS calculation, the denominator represents the above-mentioned weighted average outstanding shares divided by five (one ADS represents five ordinary shares). The numerator was the same.

The Group is able to settle the employees’ compensation by cash or shares. The Group assumed that the entire amount of the compensation would be settled in shares and the resulting potential shares were included in the weighted average number of ordinary shares outstanding used in the computation of diluted earnings per share if the effect is dilutive. Such dilutive effect of the potential shares was included in the computation of diluted earnings per share until the shareholders approve the number of shares to be distributed to employees at their meeting in the following year.

The third unsecured convertible overseas bonds issued by the Company were anti-dilutive for the year ended December 31, 2017 and were excluded from the computation of diluted earnings per share for the same period.